Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 85.5%

Corporate — 1.3%
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	$4,000	$4,507,520
City of Chula Vista California, Refunding RB, Series A, 5.88%, 02/15/34	2,435	2,444,229

		6,951,749

County/City/Special District/School District — 31.9%
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/39	465	529,928
5.00%, 09/02/44	535	600,655
5.00%, 09/02/49	775	869,178
Series C, 5.00%, 09/02/39	435	495,739
Series C, 5.00%, 09/02/49	225	252,342
California Statewide Communities Development Authority, ST
Series B, 4.00%, 09/02/40	520	541,268
Series B, 4.00%, 09/02/50	630	648,264
Chaffey Joint Union High School District, GO, CAB(a)
Series C, 0.00%, 08/01/32	250	183,410
Series C, 0.00%, 08/01/33	500	348,530
Series C, 0.00%, 08/01/34	505	335,214
Series C, 0.00%, 08/01/35	545	344,271
Series C, 0.00%, 08/01/36	500	300,695
Series C, 0.00%, 08/01/37	650	372,340
Series C, 0.00%, 08/01/38	630	344,238
Series C, 0.00%, 08/01/39	750	391,418
Series C, 0.00%, 08/01/40	1,850	923,076
Series C, 0.00%, 08/01/41	305	145,451
Series C, 0.00%, 02/01/42	350	163,041
ChiNo.Valley Unified School District, GO, Series B, 4.00%, 08/01/45	640	751,603
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 03/01/32	1,050	1,156,701
City of Roseville California, ST, 4.00%, 09/01/50	395	409,157
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	3,750	4,151,700
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(b)	5,000	5,821,650
El Monte City School District, GO, Series B, 5.50%, 08/01/46	4,265	5,201,850
Fowler Unified School District, GO, Series A, (BAM), 5.25%, 08/01/46	3,700	4,469,267
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(b)	2,725	3,096,200
Gavilan Joint Community College District, GO(b)
Series D, 5.50%, 08/01/21	2,165	2,249,933
Series D, 5.75%, 08/01/21	8,400	8,745,156
Glendale Community College District, GO, CAB(a)
Series B, 0.00%, 08/01/43	1,875	954,694
Series B, 0.00%, 08/01/44	3,315	1,628,461
Series B, 0.00%, 02/01/45	3,475	1,674,359
Grossmont Healthcare District, GO, Series B, 6.13%, 07/15/21(b)	2,000	2,082,060
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,251,500
Kern Community College District, GO, Series C, 5.25%, 11/01/23(b)	5,715	6,556,419

Security	Par (000)	Value

County/City/Special District/School District (continued)
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	$5,370	$6,031,101
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/23(b)	4,500	5,082,255
Ohlone Community College District, GO, Series A, 5.25%, 08/01/21(b)	8,140	8,444,273
Orange County Community Facilities District, ST
4.00%, 08/15/40	295	318,476
4.00%, 08/15/50	270	287,083
Perris Union High School District, GO, Series B, (BAM), 5.25%, 09/01/39	2,715	3,224,741
Perris Union High School District, Refunding COP, (BAM), 4.00%, 10/01/43	10,000	11,389,600
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	5,455	6,096,453
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	6,511,680
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,775,805
Series A, (BAM), 5.00%, 09/01/41	3,000	3,516,090
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,132,970
San Jose Financing Authority, RB
5.75%, 05/01/36	2,570	2,580,023
5.75%, 05/01/42	4,500	4,607,325
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(b)	9,175	10,279,983
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	3,000	3,109,020
Santa Clara Unified School District, GO, 4.00%, 07/01/48	5,000	5,557,050
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/49	2,500	3,046,950
Series B, 5.00%, 10/01/35	300	354,726
Series B, 5.00%, 10/01/38	600	704,880
Walnut Valley Unified School District, GO, Series B, 5.75%, 08/01/21(b)	7,680	7,995,571
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/38	1,625	1,806,545
West Contra Costa Unified School District, GO
Series A, (AGM), 5.25%, 08/01/21(b)	6,140	6,369,513
Series A, 5.50%, 08/01/39	2,500	2,807,325
Series B, 5.50%, 08/01/39	3,000	3,368,790
Series F, (AGM), 4.00%, 08/01/49	2,000	2,305,080

		171,693,076

Education — 9.2%
California Educational Facilities Authority, RB, Series A, 5.00%, 10/01/53	10,000	11,617,400
California Infrastructure & Economic Development Bank, RB
Series B, 4.00%, 11/01/50	860	970,226
Series B, 4.00%, 11/01/55	915	1,030,144
California Municipal Finance Authority, RB
6.00%, 01/01/22(b)	2,750	2,933,727
Series A, 5.50%, 08/01/34(c)	250	261,965
Series A, 5.00%, 10/01/39(c)	245	257,466
Series A, 5.00%, 10/01/49(c)	410	422,677
Series A, 5.00%, 10/01/57(c)	810	829,691
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	645	683,261
5.00%, 08/01/48	305	318,646

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB
5.00%, 06/01/40(c)	$305	$322,711
5.00%, 06/01/50(c)	475	494,085
5.00%, 06/01/59(c)	760	785,696
Series A, 5.00%, 07/01/49(c)	500	582,220
Series A, 5.00%, 06/01/58(c)	3,615	3,792,388
Series A, 5.00%, 07/01/59(c)	1,185	1,248,220
Series B, 4.00%, 07/01/45	475	463,866
California School Finance Authority, Refunding RB(c)
5.00%, 08/01/46	1,250	1,371,625
Series A, 5.00%, 07/01/36	755	842,791
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	4,000	4,468,360
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,464,042
Grossmont Union High School District, GO, Series C, 5.50%, 08/01/21(b)	1,880	1,953,264
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	675	701,494
Series A, 5.00%, 07/01/61	4,045	4,104,704
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(b)	2,530	2,577,640
University of California, RB, Series AM, 5.25%, 05/15/36	3,680	4,252,424

		49,750,733

Health — 7.9%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 11/01/41	10,000	10,419,900
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 03/01/39	895	969,983
Series A, 4.00%, 03/01/43	1,315	1,367,613
Series A, 4.00%, 04/01/49	3,570	3,916,111
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 11/01/39(c)	215	227,373
Series A, 5.00%, 02/01/42	4,000	4,612,560
Series A, 5.00%, 11/01/49(c)	245	252,882
California Statewide Communities Development Authority, RB
4.25%, 01/01/43	3,450	3,688,050
4.00%, 08/01/45	2,500	2,591,525
4.00%, 07/01/48	1,780	1,939,417
Series A, 3.00%, 04/01/50	2,125	2,149,990
California Statewide Communities Development Authority, Refunding RB
5.00%, 12/01/21(b)	2,860	3,006,718
4.00%, 04/01/42	2,595	2,704,120
4.00%, 04/01/47	1,320	1,366,834
Series A, 4.00%, 12/01/57	3,250	3,365,700

		42,578,776

Housing — 3.6%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(c)	3,310	3,650,533
California Housing Finance, RB, M/F Housing
Series 2, Class A, 4.00%, 03/20/33	4,054	4,448,126
Series A, 4.25%, 01/15/35	1,357	1,542,841
Freddie Mac Multifamily ML Certificates, RB, M/F Housing, Series A, Class A, 3.35%, 11/25/33	8,484	9,504,977

		19,146,477

Security	Par (000)	Value

State — 2.3%
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	$2,575	$2,945,053
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	345	386,586
4.00%, 09/02/50	275	279,749
5.00%, 09/02/50	275	302,145
State of California, GO
6.00%, 03/01/33	1,845	1,850,560
4.00%, 04/01/49	5,550	6,421,905

		12,185,998

Tobacco — 5.6%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	270	297,367
5.00%, 06/01/50	320	353,879
Series A, 4.00%, 06/01/49	400	443,564
California County Tobacco Securitization Agency,
Refunding RB, CAB(a)
0.00%, 06/01/55	2,730	575,784
Series B-2, Subordinate, 0.00%, 06/01/55	4,100	711,104
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/33	2,175	2,610,522
Series A-1, 5.00%, 06/01/35	3,215	3,787,077
Series A-1, 5.00%, 06/01/47	11,750	12,055,030
Tobacco Securitization Authority of Northern California, Refunding RB, Series A-1, 5.50%, 06/01/45	1,235	1,240,681
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,075	6,032,289
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(a)	11,850	2,058,227

		30,165,524

Transportation — 18.2%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	1,500	1,732,485
Bay Area Toll Authority, Refunding RB, Sub-Series S-8, Subordinate, 3.00%, 04/01/54	13,180	13,866,282
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43	6,500	7,396,805
AMT, Senior Lien, 4.00%, 12/31/47	7,500	7,884,300
AMT, Senior Lien, (AGM), 4.00%, 12/31/47	2,845	3,017,635
City of Los Angeles Department of Airports, ARB
Series D, AMT, 5.00%, 05/15/35	2,000	2,291,200
Series D, AMT, 5.00%, 05/15/36	1,500	1,712,850
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,778,011
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,871,000
Sub-Series B, 5.00%, 07/01/41	1,750	2,016,980
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,519,737
Series A, AMT, 5.00%, 03/01/47	6,770	7,699,995
Series A-1, AMT, 6.25%, 03/01/34	1,400	1,424,094
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	200	222,438
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47	6,000	6,836,820
San Diego County Regional Airport Authority, Refunding RB AMT, 5.00%, 07/01/37	350	431,991

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Diego County Regional Airport Authority, Refunding RB (continued)
AMT, 5.00%, 07/01/38	$350	$430,811
AMT, 5.00%, 07/01/39	500	613,760
AMT, 5.00%, 07/01/40	700	857,010
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,900	2,090,285
Series A, AMT, 5.00%, 05/01/40	3,785	4,240,525
Series A, AMT, 5.00%, 05/01/44	8,660	10,062,740
Series A, AMT, 5.00%, 05/01/49	3,500	4,133,815
Series D, AMT, 5.00%, 05/01/43	7,715	9,028,016

		98,159,585

Utilities — 5.5%
Anaheim Public Financing Authority, RB, Series A, 5.38%, 04/01/21(b)	5,000	5,106,000
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/21(b)	7,200	7,540,992
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/36	2,335	2,763,449
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/39	8,000	8,061,040
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.25%, 08/01/47	5,000	6,210,200

		29,681,681

Total Municipal Bonds in California		460,313,599

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	713	747,466
Series A-1, Restructured, 5.00%, 07/01/58	1,051	1,117,780
Series A-2, Restructured, 4.33%, 07/01/40	1,393	1,433,857
Series A-2, Restructured, 4.78%, 07/01/58	136	142,785
Series B-1, Restructured, 4.75%, 07/01/53	735	770,927
Series B-1, Restructured, 5.00%, 07/01/58	8,899	9,463,464
Series B-2, Restructured, 4.33%, 07/01/40	7,022	7,225,568
Series B-2, Restructured, 4.78%, 07/01/58	713	748,158
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(a)	9,402	2,703,639

Total Municipal Bonds in Puerto Rico		24,353,644

Total Municipal Bonds — 90.0% (Cost: $456,000,946)		484,667,243

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 76.2%

County/City/Special District/School District — 23.8%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	9,500	11,255,315
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	4,996	5,667,755
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51(e)	11,420	13,709,137
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(e)	7,075	8,732,953

Security	Par (000)	Value

County/City/Special District/School District (continued)
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	$15,140	$17,729,848
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	10,000	11,759,597
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	10,005	11,921,058
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,321,332
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/45	17,615	20,931,017
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	19,037,450

		128,065,462

Education — 9.4%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	13,002	15,413,652
University of California, RB, Series AM, 5.25%, 05/15/44	9,210	10,536,332
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,105	24,580,357

		50,530,341

Health — 19.0%
California Health Facilities Financing Authority, RB
5.00%, 11/15/56	6,000	7,024,620
Series A, 5.00%, 08/15/23(b)	10,000	10,932,000
Series A, 4.00%, 11/15/42	7,500	8,399,475
Series B, 5.00%, 08/15/55	4,500	5,142,375
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(b)	24,940	28,742,352
Series A, 4.00%, 10/01/47	6,018	6,573,348
Sub-Series A-2, 4.00%, 11/01/44	13,280	14,590,072
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,860	20,911,190

		102,315,432

State — 1.8%
State of California, GO, 4.00%, 03/01/50(e)	5,000	5,910,800
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,651,210

		9,562,010

Transportation — 9.5%
Bay Area Toll Authority, Refunding RB(e)
4.00%, 04/01/42	11,250	12,656,361
4.00%, 04/01/49	6,555	7,327,900
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,215,825
Series B, AMT, 5.00%, 05/15/41	3,645	4,172,747
Series B, AMT, 5.00%, 05/15/46	5,000	5,620,400
Series D, AMT, 5.00%, 05/15/41	13,311	15,011,870

		51,005,103

Utilities — 12.7%
Anaheim Public Financing Authority, Refunding RB
Series A, 5.00%, 05/01/39	6,000	6,623,520
Series A, 5.00%, 05/01/46	13,500	14,593,770
Beaumont Public Improvement Authority, RB, Series A, 5.00%, 09/01/49	6,000	6,963,300
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	6,290	7,369,867

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	$14,825	$18,090,939
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,842,934
Mountain House Public Financing Authority, RB, Series A, 4.00%, 12/01/55	4,500	4,972,860

		68,457,190

Total Municipal Bonds in California		409,935,538

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 76.2% (Cost: $381,707,150)		409,935,538

Total Investments — 166.2% (Cost: $837,708,096)		894,602,781

Other Assets Less Liabilities — 1.2%		6,639,748

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.5)%		(196,612,610)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.9)%		(166,217,961)

Net Assets Applicable to Common Shares — 100.0%		$538,411,958

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to March 1, 2028, is $29,423,078.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$209,674	$—	$(209,679	)(b)	$5	$—	$—	—	$103	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	196	12/21/20	$27,091	$149,790
U.S. Long Treasury Bond	84	12/21/20	14,487	178,721

				$328,511

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$484,667,243	$—	$484,667,243
Municipal Bonds Transferred to Tender Option Bond Trusts	—	409,935,538	—	409,935,538

	$—	$894,602,781	$—	$894,602,781

Derivative Financial Instruments(a)
Assets

Interest Rate Contracts	$328,511	$—	$—	$328,511

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
Loan for TOB Trust Certificates	$—	$(6,745,275)	$—	$(6,745,275)
TOB Trust Certificates	—	(189,804,889)	—	(189,804,889)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(363,050,164)	$—	$(363,050,164)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

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